Schedule of significant inputs and results arising from the monte carlo simulation process for the convertible notes at fair values (Details) - Integer	Dec. 31, 2025	Nov. 07, 2025	Oct. 08, 2025	Sep. 23, 2025
Measurement Input, Share Price [Member]
Property, Plant, and Equipment [Line Items]
Fair value of measurement input	74.34	665	2,969	4,264
Measurement Input, Conversion Price [Member]
Property, Plant, and Equipment [Line Items]
Fair value of measurement input		913	3,036	4,654
Measurement Input, Conversion Price [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Fair value of measurement input	913
Measurement Input, Conversion Price [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Fair value of measurement input	4,654
Measurement Input, Maturity [Member]
Property, Plant, and Equipment [Line Items]
Fair value of measurement input		2	2	2
Measurement Input, Maturity [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Fair value of measurement input	1.73
Measurement Input, Maturity [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Fair value of measurement input	1.85
Measurement Input, Option Volatility [Member]
Property, Plant, and Equipment [Line Items]
Fair value of measurement input		172.75	173.15	174.05
Measurement Input, Option Volatility [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Fair value of measurement input	171.03
Measurement Input, Option Volatility [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Fair value of measurement input	172.25
Measurement Input, Discount Rate [Member]
Property, Plant, and Equipment [Line Items]
Fair value of measurement input	16.73	16.81	16.84	16.79
Measurement Input, Risk Free Interest Rate [Member]
Property, Plant, and Equipment [Line Items]
Fair value of measurement input	3.47	3.55	3.58	3.53